CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (4,408)	$ 2,396	$ 62
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	4,185	3,941	3,636
Loss on sale of property, plant and equipment		54	12
Loss (gain) from change in fair value of derivatives	382	(490)	(152)
Interest from short-term bank deposits and restricted deposits		(6)	(24)
Change in provision for doubtful accounts	(347)	321	(29)
Share in results of affiliated companies	140	210	55
Share based compensation	272	174	105
Liability in respect of employee rights upon retirement	(587)	241	123
Deferred income taxes, net	(102)	382	1,670
Changes in operating assets and liabilities:
Decrease (increase) in trade accounts receivable	6,814	(4,493)	(2,392)
Decrease (increase) in other current assets and prepaid expenses	(1,575)	488	1,487
Decrease (increase) in inventory	161	210	(2,707)
Increase (decrease) in trade accounts payable	(969)	578	1,192
Increase (decrease) in accrued expenses	(1,920)	(1,505)	2,521
Increase (decrease) in other long-term liabilities	34	(5)	(38)
Net cash provided by operating activities	2,080	2,496	5,521
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in affiliated company	(26)	(383)	(905)
Funds in respect of employee rights upon retirement	(22)	(156)	2
Proceeds from sale of property and equipment	7		17
Purchase of property and equipment	(4,270)	(3,520)	(5,702)
Maturities of short-term deposits	470	500	7,182
Net cash provided by (used in) investing activities	(3,841)	(3,559)	594
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividend paid		(3,000)	(3,000)
Payment of contingent consideration			(500)
Exercise of options	197	144	130
Net cash provided by (used in) financing activities	197	(2,856)	(3,370)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,564)	(3,919)	2,745
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	17,514	21,433	18,688
CASH AND CASH EQUIVALENTS AT END OF YEAR	15,950	17,514	21,433
SUPPLEMENTARY INFORMATION ON INVESTING ACTIVITIES NOT INVOLVING CASH FLOW:
Purchase of property, plant and equipment on credit	523	632	268
Supplemental disclosure of cash flow information:
Interest paid	(10)	(35)	(2)
Income taxes paid	$ (1,087)	$ (2,397)	$ (1,473)